Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Loss	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series A-3 Convertible Preferred Stock	Series A-4 Convertible Preferred Stock	Series A-5 Convertible Preferred Stock	Series A-6 Convertible Preferred Stock
Balance at Dec. 31, 2008	$ (74,996)		$ 8,013	$ 247	$ (83,256)
Balance (in shares) at Dec. 31, 2008		320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(15,089)				(15,089)	(15,089)
Unrealized gain from available-for-sale securities	(232)			(232)		(232)
Total comprehensive loss	(15,321)					(15,321)
Stock-based compensation expense	125		125
Balance at Dec. 31, 2009	(101,598)		3	15	(101,616)
Balance (in shares) at Dec. 31, 2009		320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(14,630)				(14,630)	(14,630)
Unrealized gain from available-for-sale securities	(18)			(18)		(18)
Total comprehensive loss	(14,648)					(14,648)
Stock-based compensation expense	134		134
Balance at Dec. 31, 2010	(128,252)		3	(3)	(128,252)
Balance (in shares) at Dec. 31, 2010		322,807
Increase (Decrease) in Stockholders' Equity
Net loss	(42,476)				(42,476)	(42,476)
Unrealized gain from available-for-sale securities	8			8		8
Total comprehensive loss	(42,468)					(42,468)
Accretion of dividends on preferred stock	(10,933)		(6,590)		(4,343)		1,968	4,000	579
Stock-based compensation expense	304		304
Stock options exercised	204		204
Stock options exercised (in shares)		219,825
Balance at Dec. 31, 2011	(119,610)		2,744	5	(122,359)		65,675	79,979	10,208	271	525
Balance (in shares) at Dec. 31, 2011		645,399					939,612	983,208	142,227	3,998	6,443
Increase (Decrease) in Stockholders' Equity
Net loss	(48,363)				(48,363)
Unrealized gain from available-for-sale securities	(2)			(2)
Total comprehensive loss	(48,365)
Accretion of dividends on preferred stock	(10,370)		(4,324)		(6,046)		4,662	4,987	721
Stock-based compensation expense	1,311		1,311
Stock options exercised	269		269
Stock options exercised (in shares)		218,152
Balance at Sep. 30, 2012	$ (176,765)			$ 3	$ (176,768)		$ 70,337	$ 84,966	$ 10,929	$ 271	$ 525
Balance (in shares) at Sep. 30, 2012		863,551					939,612	983,208	142,227	3,998	6,443	0